DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 23, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 193 to the Registration Statement on Form N-1A of DWS Global Macro Fund (the “Fund”), a series of Deutsche DWS International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 193 under the Securities Act of 1933 (the “Securities Act”) to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Corporation has designated on the facing page of the Amendment that it will become effective on March 1, 2023. No fees are required in connection with this filing.

In accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, we hereby request selective review by the Staff of the Securities and Exchange Commission (the “Commission”). Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that reflects the addition of Equity-Linked Notes (ELN) in the Fund’s “Principal Investment Strategies” and “Main Risks” sections of the Fund’s prospectus as well as disclosure in the Fund’s statement of additional information. We are also adding disclosure regarding a Cayman subsidiary, which is consistent with disclosure included in the registration statements for other DWS funds (specifically, DWS Enhanced Commodity Strategy Fund and DWS RREEF Real Assets Fund). Other than these items the Amendment does not contain any material changes to the Fund’s currently effective disclosure.

The Staff last reviewed the Fund’s “Principal Investment Strategies” and “Main Risks” disclosure in Post-Effective Amendment No. 189 under the Securities Act, filed with the Commission on January 28, 2021. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on February 28, 2022 in Post-Effective Amendment No. 191 under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.